CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS (Unaudited) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS (Unaudited)
Revenues - related party	$ 2,261	$ 12,059	$ 22,474	$ 206,161
Direct costs of revenue	0	8,509	8,509	211,031
Gross margin (loss)	2,261	3,550	13,965	(4,870)
Operating expenses:
Research and development			0	12,404
General and administrative	174,028	176,188	601,022	1,177,756
Intangible asset impairment			0	132,397
Total costs and expenses	174,028	176,188	601,022	1,322,557
Operating loss	(171,767)	(172,638)	(587,058)	(1,327,427)
Other income (expense), net
Change in fair value of derivative liability	2,344,234	(290,862)	(2,234,073)	1,179,556
Loss on the extinguishment of debt	0	(72,709)	(263,609)	(532,529)
Gain on settlement of obligations			0	35,534
Financing costs	(181,366)	(103,348)	(1,469,037)	(755,232)
Other income (expense), net	2,162,868	(466,919)	(3,966,719)	(72,671)
Net income (loss)	$ 1,991,101	$ (639,557)	$ (4,553,777)	$ (1,400,098)
Net loss per common share - basic and diluted	$ 0.00	$ (0.00)	$ (0.00)	$ (0.00)
Weighted average common shares outstanding:
Basic and diluted	1,211,495,162	1,029,274,036	1,135,193,463	447,194,161